Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Vesting Period of Relevant Percentage of Options	There are caps for share options to be exercised in the periods as specified below:

Vesting period of the relevant percentage of the options	Cap of options exercisable
After 6 months since the Listing Date	1% of the total shares
After 12 months since the Listing Date	2% of the total shares
After 18 months since the Listing Date	2.5% of the total shares
After 24 months since the Listing Date	3% of the total shares

Share Option Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Lists of Inputs Used in Binomial Model for Estimating Fair Value of Equity-Settled Share Options and Restricted Shares Granted
(a)
The fair value of equity-settled share options granted during the year ended December 31, 2020, was estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted.

The following table lists the inputs to the model used:

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	49%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.5
Forfeiture rate	0%
Option life (years)	4.78
Share price (US$ per share)	8.67

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

Summary of Share Options Outstanding
(b)	The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	2021 WAEP US$	2021 Number of options	2020 WAEP US$	2020 Number of options
At January 1	8.46	887,002	8.46	887,002
Granted during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Exercised during the year	—	—	—	—
Expired during the year	—	—	—	—

At December 31	8.46	887,002	8.46	887,002

Summary of Exercise Prices and Exercise Periods of Share Options and Restricted Shares Outstanding
(c)	The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

	2021	2020
Exercise period	Number of options	Number of options	Exercise price US$
July 12, 2021 – January 12, 2025	295,667	295,667	8.46
January 12, 2022 – January 12, 2025	295,667	295,667	8.46
July 12, 2022 – January 12, 2025	147,834	147,834	8.46
January 12, 2023 – January 12, 2025	147,834	147,834	8.46

	887,002	887,002

2020 ESOP Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Lists of Inputs Used in Binomial Model for Estimating Fair Value of Equity-Settled Share Options and Restricted Shares Granted
(a)
The fair value of equity-settled share options and restricted shares granted during the year ended December 31, 2020, was estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted.

The following table lists the inputs to the model used:

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	50%
Risk-free interest rate (%)	0.88%
Suboptimal factor	1.0 - 2.5
Forfeiture rate	0%
Option life (years)	10
Share price (US$ per share)	9.03

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

Summary of Exercise Prices and Exercise Periods of Share Options and Restricted Shares Outstanding
(c)	The exercise prices and exercise periods of the share options and restricted shares outstanding as at the end of the reporting period are as follows:

Exercise period	2021 Number of options	2021 Number of restricted shares	2020 Number of options	2020 Number of restricted shares	Exercise price US$

October 1, 2021 – October 30, 2030	562,666	50,832	562,666	50,832	0.01
October 1, 2022 – October 30, 2030	337,600	30,500	337,600	30,500	0.01
October 1, 2023 – October 30, 2030	112,534	10,167	112,534	10,167	0.01
October 1, 2024 – October 30, 2030	112,534	10,167	112,534	10,167	0.01

	1,125,334	101,666	1,125,334	101,666

Summary of Share Options and Restricted Shares Outstanding
(b)	The following share options and restricted shares were outstanding under the 2020 ESOP Plan during the year:

	2021 WAEP US$	2021 Number of options	2021 Number of restricted shares	2020 WAEP US$	2020 Number of options	2020 Number of restricted shares
At January 1, 2021	0.01	1,125,334	101,666	0.01	1,125,334	101,666
Granted during the year	—	—	—	—	—	—
Forfeited during the year	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—

At December 31, 2021	0.01	1,125,334	101,666	0.01	1,125,334	101,666